Effect of change in presentation currency (Tables)	12 Months Ended
Dec. 31, 2017
Consolidated income statement
Schedule of exchange rates used in translation

	Year ended December 31,
	2017	2016	2015	2014
Closing rate	1.1993	1.0541	1.0887	1.2141
Average rate	1.1249	1.1061	1.1150	1.3348

Statement of comprehensive income

	Year ended December 31,
	2017	2016	2015
	€m	€m	€m
Dividend income	133	270	—
Finance expense	(111)	(31)	—
Finance income	50	14	—
Profit before tax	72	253	—
Income tax	—	—	—
Profit and total comprehensive income for the year	72	253	—

Statement of financial position

	At December 31,
	2017	2016
	€m	€m
Non-current assets
Investments in subsidiary undertakings	882	837
Receivables from subsidiary undertaking	642	730
	1,524	1,567
Current assets
Receivables from subsidiary undertaking	8	15
Cash and cash equivalents	32	4
	40	19
Total assets	1,564	1,586
Equity attributable to owners of the parent
Issued capital	—	—
Retained earnings	54	(15)
Total equity	54	(15)
Non-current liabilities
Borrowings	1,479	1,569
	1,479	1,569
Current liabilities
Interest payable	31	31
Other payables	—	1
	31	32
Total liabilities	1,510	1,601
Total equity and liabilities	1,564	1,586

Statement of cash flows

	Year ended December 31,
	2017	2016	2015
	€m	€m	€m
Cash flows from operating activities
Cash generated from operations	—	—	—
Related party interest received	54	—	—
Interest paid	(105)	—	—
Net cash used in operating activities	(51)	—	—
Cash flows from investing activities
Repayment of loans from subsidiary undertakings	(3)	(404)	—
Contribution to subsidiary undertaking	(45)	(431)	—
Dividends received	133	270	—
Loans granted to subsidiary undertakings	—	(679)	—
Net cash received from/(used in) investing activities	85	(1,244)	—
Cash flows from financing activities
Net proceeds from borrowings	—	1,529	—
Dividends paid	(3)	(270)	—
Deferred debt issue costs paid	(3)	(12)	—
Net cash (outflow)/inflow from financing activities	(6)	1,247	—
Net increase in cash and cash equivalents	28	3	—
Cash and cash equivalents at the beginning of the year	4	1	1
Cash and cash equivalents at the end of the year	32	4	1

Previously stated
Consolidated income statement
Income statement

ARD FINANCE S.A.

CONSOLIDATED INCOME STATEMENT

	Year ended December 31, 2017			Year ended December 31, 2016			Year ended December 31, 2015
	Before			Before			Before
	exceptional	Exceptional		exceptional	Exceptional		exceptional	Exceptional
	items	Items	Total	items	Items	Total	items	Items	Total
	€m	€m	€m	€m	€m	€m	€m	€m	€m

Revenue	7,644	—	7,644	6,345	—	6,345	5,199	—	5,199
Cost of sales	(6,321)	(85)	(6,406)	(5,221)	(15)	(5,236)	(4,285)	(37)	(4,322)
Gross profit/(loss)	1,323	(85)	1,238	1,124	(15)	1,109	914	(37)	877
Sales, general and administration expenses	(359)	(43)	(402)	(300)	(116)	(416)	(274)	(44)	(318)
Intangible amortization	(235)	—	(235)	(173)	—	(173)	(109)	—	(109)
Operating profit/(loss)	729	(128)	601	651	(131)	520	531	(81)	450
Finance expense	(479)	(123)	(602)	(528)	(165)	(693)	(514)	(13)	(527)
Finance income	—	—	—	—	78	78	—	—	—
Profit/(loss) before tax	250	(251)	(1)	123	(218)	(95)	17	(94)	(77)
Income tax (charge)/credit	(87)	122	35	(103)	43	(60)	(75)	32	(43)
Profit/(loss) for the year	163	(129)	34	20	(175)	(155)	(58)	(62)	(120)

Profit/(loss) attributable to:
Owners of the parent			31			(155)			(120)
Non-controlling interests			3			—			—
Profit/(loss) for the year			34			(155)			(120)

Statement of comprehensive income

ARD FINANCE S.A.

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME

	Year ended December 31,
	2017	2016	2015
	€m	€m	€m
Profit/(loss) for the year	34	(155)	(120)
Other comprehensive income/(expense)
Items that may subsequently be reclassified to income statement
Foreign currency translation adjustments:
—Arising in the year	(1)	(55)	(139)
	(1)	(55)	(139)
Effective portion of changes in fair value of cash flow hedges:
—New fair value adjustments into reserve	(226)	50	44
—Movement out of reserve	230	(77)	(43)
—Movement in deferred tax	1	(4)	—
	5	(31)	1
Items that will not be reclassified to income statement
—Re-measurements of employee benefit obligations	43	(121)	72
—Deferred tax movement on employee benefit obligations	(6)	16	(27)
	37	(105)	45
Total other comprehensive income/(expense) for the year	41	(191)	(93)
Total comprehensive income/(expense) for the year	75	(346)	(213)
Attributable to:
Owners of the parent	66	(346)	(213)
Non-controlling interests	9	—	—
Total comprehensive income/(expense) for the year	75	(346)	(213)

Statement of financial position

ARD FINANCE S.A.

CONSOLIDATED STATEMENT OF FINANCIAL POSITION

	At December 31,
	2017	2016	2015	2014
	€m	€m	€m	€m
Non-current assets
Intangible assets	3,422	3,904	1,810	1,762
Property, plant and equipment	2,808	2,911	2,307	2,223
Derivative financial instruments	6	124	—	40
Deferred tax assets	184	259	178	184
Other non-current assets	21	20	14	10
	6,441	7,218	4,309	4,219
Current assets
Inventories	1,128	1,125	825	770
Trade and other receivables	1,062	1,164	651	692
Derivative financial instruments	13	11	—	2
Cash and cash equivalents	686	776	554	433
	2,889	3,076	2,030	1,897
TOTAL ASSETS	9,330	10,294	6,339	6,116
Equity attributable to owners of the parent
Issued capital	—	—	—	—
Other reserves	(325)	(329)	(114)	24
Retained earnings	(2,204)	(2,661)	(2,260)	(2,170)
	(2,529)	(2,990)	(2,374)	(2,146)
Non-controlling interests	(92)	2	2	2
TOTAL EQUITY	(2,621)	(2,988)	(2,372)	(2,144)
Non-current liabilities
Borrowings	8,400	9,699	6,397	6,034
Employee benefit obligations	831	905	720	723
Derivative financial instruments	251	—	—	455
Deferred tax liabilities	486	694	451	—
Provisions	37	57	48	33
	10,005	11,355	7,616	7,245
Current liabilities
Borrowings	2	8	7	4
Interest payable	89	112	79	83
Derivative financial instruments	2	8	7	7
Trade and other payables	1,660	1,548	878	804
Income tax payable	135	182	76	67
Provisions	58	69	48	50
	1,946	1,927	1,095	1,015
TOTAL LIABILITIES	11,951	13,282	8,711	8,260
TOTAL EQUITY and LIABILITIES	9,330	10,294	6,339	6,116

Statement of cash flows

ARD FINANCE

CONSOLIDATED STATEMENT OF CASH FLOWS

	Year ended December 31,
	2017	2016	2015
	€m	€m	€m
Cash flows from operating activities
Cash generated from operations	1,330	1,109	950
Interest paid — excluding cumulative PIK interest paid	(510)	(372)	(323)
Cumulative PIK interest paid	—	(184)	—
Income tax paid	(90)	(84)	(59)
Net cash from operating activities	730	469	568
Cash flows from investing activities
Purchase of business net of cash acquired	—	(2,685)	—
Purchase of property, plant and equipment	(422)	(310)	(304)
Purchase of software and other intangibles	(19)	(12)	(8)
Proceeds from disposal of property, plant and equipment	5	4	8
Net cash used in investing activities	(436)	(3,003)	(304)
Cash flows from financing activities
Proceeds from borrowings	3,497	5,479	—
Repayment of borrowings	(4,061)	(2,322)	(198)
Return of capital to parent company	—	—	(15)
Net proceeds from share issuance by subsidiary	306	—	—
Dividends paid to parent company	(3)	(270)	—
Dividends paid by subsidiary to non-controlling interest	(7)	—	—
Early redemption premium costs paid	(85)	(108)	(8)
Deferred debt issue costs paid	(39)	(72)	(2)
Proceeds from the termination of derivative financial instruments	42	—	81
Net cash (outflow)/inflow from financing activities	(350)	2,707	(142)
Net (decrease)/increase in cash and cash equivalents	(56)	173	122
Cash and cash equivalents at the beginning of the year	776	554	433
Exchange (losses)/gains on cash and cash equivalents	(34)	49	(1)
Cash and cash equivalents at the end of the year	686	776	554